Debt (Notes and Debentures) (Details) $ in Millions, $ in Millions	Nov. 12, 2025 USD ($)	Nov. 12, 2025 CAD ($)	Jun. 10, 2025 CAD ($)	Nov. 21, 2024 USD ($)	Nov. 21, 2024 CAD ($)	Sep. 18, 2024 USD ($)	Sep. 18, 2024 CAD ($)	May 02, 2024 CAD ($)	Dec. 31, 2025	Sep. 22, 2025 USD ($)
Debt Instrument [Line Items]
Proceeds from debt issuance		$ 970	$ 995				$ 1,011	$ 1,242
Canadian National Series, 4.20%, 5-year Notes
Debt Instrument [Line Items]
Repayment of debt	$ 300	$ 421
Interest rate	4.20%	4.20%							4.20%
Canadian National Series, 4.75%, 10-year Notes
Debt Instrument [Line Items]
Repayment of debt	$ 400	$ 561
Interest rate	4.75%	4.75%							4.75%
Canadian National Series, 4.38%, 10-year Notes
Debt Instrument [Line Items]
Repayment of debt						$ 750	$ 1,020
Interest rate						4.38%	4.38%		4.38%	2.80%
Debt issued, face amount										$ 350
Canadian National Series, 3.50%, 5-year Notes
Debt Instrument [Line Items]
Interest rate			3.50%						3.50%
Debt issued, face amount			$ 500
Canadian National Series, 4.20%, 10-year Notes
Debt Instrument [Line Items]
Interest rate			4.20%						4.20%
Debt issued, face amount			$ 500
Canadian National series, 2.95% 10-year notes
Debt Instrument [Line Items]
Repayment of debt				$ 350	$ 490
Interest rate				2.95%	2.95%
Canadian National Series, 4.60%, 5-year Notes
Debt Instrument [Line Items]
Interest rate								4.60%	4.60%
Debt issued, face amount								$ 700
Canadian National Series, 5.10%, 30-year Notes
Debt Instrument [Line Items]
Interest rate								5.10%	5.10%
Debt issued, face amount								$ 550